FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

.  A rollforward of our Level 3 liability measured at fair value on a recurring basis follows (in thousands).

Level 3 liability, January 1, 2017	$563,281
Change in fair value	20,883
Level 3 liability, March 31, 2017	$584,164

Summary of the estimated fair value of debt instruments

A summary of the estimated fair value of our debt financial instruments follows.

	March 31, 2017		December 31, 2016
	Carrying value	Estimated fair value (Level 2)	Carrying value	Estimated fair value (Level 2)
	(In thousands)
Summit Holdings Revolving Credit Facility	$475,000	$475,000	$648,000	$648,000
Summit Holdings 5.5% Senior Notes ($300.0 million principal)	296,641	300,500	296,484	294,500
Summit Holdings 5.75% Senior Notes ($500.0 million principal)	493,271	497,500	—	—
Summit Holdings 7.5% Senior Notes ($300.0 million principal) (1)	—	—	295,817	316,000

__________

(1)  Debt was extinguished following the 5.75% Senior Notes offering in February 2017.  In conjunction with the early debt extinguishment, the remaining unamortized debt issuance costs were written off.